RELATED PARTIES - Schedule of compensation to key management recognized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 24.8	$ 21.8	$ 12.7
Post-employment benefits	1.7	1.5	0.5
Termination benefits	0.6	0.7	0.9
Share-based payments	13.9	15.2	19.5
Other long-term benefits	0.2	0.0	0.3
Total	$ 41.2	$ 39.2	$ 33.9